PROPERTY AND EQUIPMENT (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment	$ 52,126	$ 39,704
Accumulated Depreciation	(23,376)	(17,932)
Property and Equipment, net	28,750	21,772
Aircraft
Property, Plant and Equipment [Line Items]
Property and equipment	11,296	10,490
Leasehold
Property, Plant and Equipment [Line Items]
Property and equipment	22,469	15,381
Manufacturing Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	5,452	4,155
Software Development Costs
Property, Plant and Equipment [Line Items]
Property and equipment	1,942	1,314
Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	$ 10,967	$ 8,364